Reserves	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reserves
20.	Reserves

		December 31	December 31
(in thousands)	Note	2017	2016

Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	28,799	26,063
Restricted share units	20.3	5,178	3,669
Long-term investment revaluation reserve, net of tax	20.4	(40,047)	(57,508)

Total reserves		$77,007	$55,301

20.1.	Share Purchase Warrants

A continuity schedule of the Company’s share purchase warrants (“warrants”) from January 1, 2016 to December 31, 2017 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

At January 1, 2016	10,000,000	$65.00	1.00	$53,717
Modification to terms		(21.25)	1.00	29,360

At December 31, 2016 and December 31, 2017	10,000,000	$43.75	1.00	$83,077

In connection with the Company’s acquisition of the Sudbury gold interest (Note 11), on February 28, 2013, the Company issued to Vale S.A. (“Vale”) warrants to purchase 10 million common shares of Wheaton at an exercise price of $65.00 per warrant. The warrants, which expire on February 28, 2023, were valued using a Black-Scholes option pricing model.

In connection with the Company’s second amendment to the Salobo gold interest (Note 11), on August 16, 2016 the exercise price of these warrants was lowered from $65.00 to $43.75 per warrant. This amendment was also valued using a Black-Scholes option pricing model.

Each warrant entitles the holder the right to purchase one of the Company’s common shares.

20.2.	Share Purchase Options

The Company has established an equity settled share purchase option plan whereby the Company’s Board of Directors may, from time to time, grant options to employees or consultants. The maximum term of any share purchase option may be ten years, but generally options are granted with a vesting period of five years. The exercise price of an option is not less than the closing price on the TSX on the last trading day preceding the grant date. The vesting period of the options is determined at the discretion of the Company’s Board of Directors at the time the options are granted, but generally vest over a period of two years.

Each share purchase option converts into one common share of Wheaton on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options do not carry rights to dividends or voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry, subject to certain black-out periods.

The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected share price volatility. Historical data has been considered in setting the assumptions. Expected volatility is determined by considering the trailing 30-month historic average share price volatility. The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2017	2016

Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$27.37	Cdn$23.37
Expected dividend yield	1.15%	1.15%
Expected volatility	36%	35%
Risk-free interest rate	0.94%	0.63%
Expected option life, in years	2.5	2.5
Weighted average fair value per option granted	Cdn$5.85	Cdn$4.81
Number of options issued during the period	508,360	1,159,900
Total fair value of options issued (000’s)	$2,236	$4,295

The following table summarizes information about the options outstanding and exercisable at December 31, 2017:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$22.48¹	76,500	94,950	171,450	3.2 years
$23.26	461,350	470,350	931,700	3.2 years
$23.81¹	-	13,000	13,000	4.6 years
$24.11	-	8,440	8,440	4.6 years
$25.37¹	133,550	-	133,550	2.2 years
$25.48	811,450	-	811,450	2.2 years
$25.88¹	-	72,200	72,200	4.2 years
$26.07	718,500	-	718,500	1.2 years
$27.51	-	406,400	406,400	4.2 years
$27.60	-	1,820	1,820	4.4 years
$29.19¹	98,750	-	98,750	1.2 years
$29.42¹	15,000	-	15,000	0.4 years
$31.88	743,000	-	743,000	0.2 years
$32.05¹	13,000	-	13,000	1.6 years
$39.14¹	86,000	-	86,000	0.2 years
$39.52	4,000	4,000	8,000	3.6 years

	3,161,100	1,071,160	4,232,260	4.2 years

1) US$ share purchase options converted to Cdn$ using the exchange rate of 1.2545, being the Cdn$/US$ exchange rate at December 31, 2017.

A continuity schedule of the Company’s share purchase options reserve from January 1, 2016 to December 31, 2017 is presented below:

(in thousands)	Share Purchase Options Reserve
At January 1, 2016	$28,286
Recognition of fair value of share purchase options issued	4,326
Share purchase options exercised	(6,549)
At December 31, 2016	$26,063
Recognition of fair value of share purchase options issued	3,037
Share purchase options exercised	(301)

At December 31, 2017	$28,799

At December 31, 2017, there were 4,232,260 share purchase options outstanding with a weighted average exercise price of Cdn$26.71 per option. For the comparable period in 2016, there were 4,097,400 share purchase options outstanding with a weighted average exercise price of Cdn$27.36 per option.

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2016 to December 31, 2017 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2016	4,285,300	Cdn$	29.88
Granted (fair value - $4 million or Cdn$4.81 per option)	1,159,900		23.37
Exercised	(963,250)		29.44
Expired	(324,600)		38.74
Forfeited	(59,950)		28.11
At December 31, 2016	4,097,400	Cdn$	27.36
Granted (fair value - $2 million or Cdn$5.85 per option)	508,360		27.37
Exercised	(70,600)		24.83
Expired	(296,400)		34.67
Forfeited	(6,500)		27.51

At December 31, 2017	4,232,260	Cdn$	26.71

As it relates to share purchase options, during the year ended December 31, 2017, the weighted average share price at the time of exercise was Cdn$27.80 per share, as compared to Cdn$38.68 per share during the comparable period in 2016.

20.3.	Restricted Share Units (“RSUs”)

The Company has established an RSU plan whereby RSUs will be issued to eligible employees or directors as determined by the Company’s Board of Directors or the Company’s Compensation Committee. RSUs give the holder the right to receive a specified number of common shares at the specified vesting date. RSUs generally vest over a period of two years. Compensation expense related to RSUs is recognized over the vesting period based upon the fair value of the Company’s common shares on the grant date and the awards that are expected to vest. The fair value is calculated with reference to the closing price of the Company’s common shares on the TSX on the business day prior to the date of grant.

RSU holders receive a cash payment based on the dividends paid on the Company’s common shares in the event that the holder of a vested RSU has elected to defer the release of the RSU to a future date. This cash payment is reflected as a component of net earnings under the classification General and Administrative.

A continuity schedule of the Company’s restricted share units reserve from January 1, 2016 to December 31, 2017 is presented below:

(in thousands)	Restricted Share Units Reserve

At January 1, 2016	$3,313
Recognition of fair value of RSUs issued	734
Restricted share units released	(378)
At December 31, 2016	$3,669
Recognition of fair value of RSUs issued	2,014
Restricted share units released	(505)

At December 31, 2017	$5,178

During the year ended December 31, 2017, the Company issued 145,950 RSUs with a fair value of $3 million or Cdn$27.39 per RSU. For the same period in 2016, the Company issued 40,450 RSUs with a fair value of $1 million or Cdn$23.32 per RSU.

As of December 31, 2017, there were 313,846 RSUs outstanding. For the comparable period in 2016, there were 191,381 RSUs outstanding.

20.4.	Long-Term Investment Revaluation Reserve

The Company’s long-term investments in common shares (Note 17) are held for long-term strategic purposes and not for trading purposes. Upon the application of IFRS 9, Financial Instruments (2009), the Company has chosen to designate these long-term investments in common shares as financial assets with fair value adjustments being recorded as a component of OCI as it believes that this provides a more meaningful presentation for long-term strategic investments, rather than reflecting changes in fair value as a component of net earnings. As some of these long-term investments are denominated in Canadian dollars, changes in their fair value is affected by both the change in share price in addition to changes in the Cdn$/US$ exchange rate.

Where the fair value of a long-term investment in common shares held exceeds its tax cost, the Company recognizes a deferred income tax liability. To the extent that the value of the long-term investment subsequently declines, the deferred income tax liability is reduced. However, where the fair value of the long-term investment decreases below the tax cost, the Company does not recognize a deferred income tax asset on the unrealized capital loss unless it is probable that the Company will generate future capital gains to offset the loss.

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2016 to December 31, 2017 is presented below:

	Change in Fair Value Due To:

(in thousands)	Share Price	Foreign Exchange	Tax Effect	Total

At January 1, 2016	$(121,412)	$12,899	$-	$(108,513)
Unrealized gain (loss) on LTIs [1]	44,865	(20)	(846)	43,999
Reallocate reserve to retained earnings upon disposal of LTIs [1]	7,006	-	-	7,006
At December 31, 2016	$(69,541)	$12,879	$(846)	$(57,508)
Unrealized gain (loss) on LTIs [1]	13,581	4,971	(1,091)	17,461

At December 31, 2017	$(55,960)	$17,850	$(1,937)	$(40,047)

1)	LTIs refers to long-term investments in common shares held.